COMMITMENTS AND CONTINGENCIES (Details Narrative) - Regents Of The University Of California [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum annual royalty payment	$ 50,000
Royalty expense	$ 50,000	$ 50,000